Income Taxes - Summary of the amounts and expiry dates of tax attributes (Detail) - USD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development expenses, without time limitation	$ 87,151	$ 86,768
Excess of tax value of property and equipment over carrying value	435	1,000
Excess of tax value of intellectual property and patent fees over carrying value	10,660	10,765
Available deductions and other	73,522	69,448
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development expenses, without time limitation	105,549	105,174
Excess of tax value of property and equipment over carrying value	420	454
Excess of tax value of intellectual property and patent fees over carrying value	10,656	10,765
Available deductions and other	32,536	28,034
2027 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	5,512	5,569
2027 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	5,504	5,561
2028 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	33,761	34,110
2028 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	16,258	16,426
2029 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	14,345	14,494
2029 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	12,124	12,250
2030 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,423	8,510
2030 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,420	8,507
2031 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	17,346	17,525
2031 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	15,397	15,556
2032 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	11,752	11,874
2032 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	10,791	10,902
2033 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,444	8,532
2033 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,365	8,451
2034 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,733	7,813
2034 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,665	7,744
2037 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	6,901	6,972
2037 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	6,818	6,889
2038 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	2,013	2,034
2038 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	1,938	1,958
2039 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	1,326	1,340
2039 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	1,289	1,302
2040 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,242	7,317
2040 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,218	7,292
2041 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	19,152	19,350
2041 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	19,078	19,276
2042 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	29,042	31,181
2042 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	28,885	31,190
2043 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	19,298	0
2043 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	$ 19,284	$ 0